Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

2. Going Concern

As of March 31, 2024 the Company had cash of approximately $1.0 million. For the three months ended March 31, 2024, the Company used approximately $2.1 million in cash for operating activities. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception. As of March 31, 2024, the Company had an accumulated deficit of approximately $51.3 million. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements were issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from sales and positive operating cash flows, which is not assured.

The Company’s plans include obtaining future debt and equity financings associated with the close of the Merger described in Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc.. If the Company is unsuccessful in completing these planned transactions, it may be required to reduce its spending rate to align with expected revenue levels and cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

These accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

2. Going Concern

As of December 31, 2023 the Company had cash of approximately $2.1 million. For the year ended December 31, 2023, the Company used approximately $1.6 million in cash for operating activities. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception. As of December 31, 2023, the Company had an accumulated deficit of approximately $46.8 million. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements were issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from sales and positive operating cash flows, which is not assured.

The Company’s plans include obtaining future debt and equity financings associated with the close of the Merger described in Note 4-Reverse Merger Capitalization with 7GC & Co. Holdings Inc.. If the Company is unsuccessful in completing these planned transactions, it may be required to reduce its spending rate to align with expected revenue levels and cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

These accompanying audited consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.